FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number: 811-4770

Strong Municipal Funds, Inc., on behalf of the Strong Ultra Short-Term Municipal Income Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
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  (Address of principal executive offices)

Richard Smirl, Strong Capital Management, Inc.
P.O. Box 2936 Milwaukee, WI 53201
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (414)359-3400

Date of Fiscal year-end: October 31

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1. Proxy Voting Record

There were no proxies voted in relation to the securities held in the fund's Portfolio.




SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Municipal Funds, Inc., on behalf of the Strong Ultra Short-Term Municipal Income Fund
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       (Registrant)


By /s/Thomas M. Zoeller, Vice President
       (Signature & Title)


Date August 19, 2004